Expense Example	Nov. 30, 2025 USD ($)
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,773
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,827
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	1,855
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	2,185
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,641
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,067
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 984